UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

February 28, 2013

	Number of
	Shares	Value
Common Stock – 59.02%
Consumer Discretionary – 4.57%
Bayerische Motoren Werke	2,008	$185,357
Cablevision Systems Class A	85,900	1,201,741
Coach	30,500	1,474,065
†DIRECTV Class A	6,350	305,880
Don Quijote	6,400	252,091
Hyundai Home Shopping Network	1,954	245,072
Johnson Controls	196,200	6,174,414
Las Vegas Sands	44,700	2,301,603
Lowe's	165,100	6,298,566
Millennium & Copthorne Hotels	43,123	354,002
Nitori Holdings	2,643	197,088
PPR	1,040	233,147
Publicis Groupe	2,403	158,819
Sumitomo Rubber Industries	9,455	147,337
Techtronic Industries	58,500	116,614
Toyota Motor	8,100	416,516
Yue Yuen Industrial Holdings	82,000	277,013
		20,339,325
Consumer Staples – 6.92%
Archer-Daniels-Midland	193,700	6,171,282
Aryzta	7,117	408,953
Carlsberg Class B	1,998	205,348
Coca-Cola Amatil	10,920	161,617
CVS Caremark	120,000	6,134,400
Greggs	30,319	230,260
Kraft Foods Group	132,800	6,436,817
Mondelez International Class A	143,700	3,973,305
*Safeway	255,800	6,103,388
TESCO	47,678	267,393
Wal-Mart Stores	10,200	721,956
		30,814,719
Diversified REITs – 0.82%
CapLease	122,509	732,604
Fibra Uno Administracion	254,900	790,073
Kenedix Realty Investment	100	412,238
Lexington Reality Trust	149,200	1,709,832
		3,644,747
Energy – 7.28%
Chevron	54,100	6,337,815
CNOOC	103,000	202,398
ConocoPhillips	107,100	6,206,445
Halliburton	152,600	6,334,426
Marathon Oil	193,000	6,465,501
Occidental Petroleum	74,600	6,141,818
Subsea 7	10,538	249,134
Total	6,044	302,199
Transocean	3,473	181,638
		32,421,374
Financials – 6.25%
Allstate	133,900	6,162,078
AXA	14,724	255,781
Bank of New York Mellon	227,700	6,179,778
Huntington Bancshares	234,200	1,646,426
Marsh & McLennan	170,700	6,339,798
Mitsubishi UFJ Financial Group	60,500	334,932
Nordea Bank	28,338	327,970
Standard Chartered	8,857	241,375
Travelers	77,400	6,224,508
†UniCredit	20,967	106,546
		27,819,192

Healthcare – 8.75%
*†Alliance HealthCare Services	5,998	42,226
Baxter International	93,700	6,334,119
Cardinal Health	136,800	6,321,528
Johnson & Johnson	82,100	6,248,631
Meda Class A	7,575	85,503
Merck	146,400	6,255,672
Novartis	4,624	314,056
Pfizer	226,938	6,211,293
Quest Diagnostics	110,800	6,223,636
Sanofi	3,564	337,739
Stada Arzneimittel	6,712	262,292
Teva Pharmaceutical Industries ADR	8,552	319,845
		38,956,540
Healthcare REITs – 0.60%
Healthcare Realty Trust	36,200	962,920
Senior Housing Properties Trust	43,900	1,101,451
Ventas	8,300	587,474
		2,651,845
Hotel REITs – 0.36%
Ashford Hospitality Trust	40,100	471,977
Concentradora Fibra Hotelera	353,100	591,892
Summit Hotel Properties	53,896	517,402
		1,581,271
Industrial REITs – 0.41%
†Alexander & Baldwin	15,000	528,450
†First Industrial Realty Trust	46,200	733,194
STAG Industrial	27,026	573,221
		1,834,865
Industrials – 4.57%
Alstom	4,482	197,795
†Delta Air Lines	123	1,755
Deutsche Post	10,185	228,527
East Japan Railway	3,846	283,890
†Flextronics International	19,100	127,015
ITOCHU	21,689	250,442
*Koninklijke Philips Electronics	7,997	226,785
Northrop Grumman	95,200	6,252,736
Raytheon	115,300	6,291,921
Vinci	4,388	203,100
Waste Management	168,200	6,277,224
		20,341,190
Information Technology – 6.10%
†CGI Group Class A	15,643	413,395
Cisco Systems	299,700	6,248,745
Intel	307,200	6,405,120
Motorola Solutions	102,142	6,354,254
†Research in Motion	75,000	1,001,250
Teleperformance	7,178	295,498
Xerox	793,500	6,435,284
		27,153,546
Mall REITs – 0.74%
General Growth Properties	82,700	1,582,878
Simon Property Group	10,763	1,709,810
		3,292,688
Manufactured Housing REIT – 0.18%
Sun Communities	17,200	800,316
		800,316
Materials – 1.67%
†AuRico Gold	18,482	115,608
duPont (E.I.) deNemours	133,700	6,404,230
*Lafarge	2,162	145,770
Rexam	27,090	211,492
Rio Tinto	5,357	287,838
Yamana Gold	19,766	290,984
		7,455,922

Mixed REITs – 0.47%
Liberty Property Trust	45,600	1,768,824
PS Business Parks	4,100	303,359
		2,072,183
Multifamily REITs – 1.11%
American Campus Communities	19,500	881,400
Apartment Investment & Management	35,565	1,053,435
BRE Properties	12,000	583,320
Camden Property Trust	7,000	483,980
Colonial Properties Trust	13,600	293,216
Education Realty Trust	27,600	301,116
Equity Residential	24,400	1,342,976
		4,939,443
Office REITs – 0.47%
Boston Properties	7,900	820,653
Corporate Office Properties Trust	10,800	279,396
Nippon Building Fund	24	268,580
Parkway Properties	41,543	702,492
		2,071,121
Self-Storage REIT – 0.14%
Extra Space Storage	16,800	628,992
		628,992
Shopping Center REITs – 0.93%
Agree Realty	26,700	749,469
*First Capital Realty	45,772	842,065
Kimco Realty	39,100	851,207
Ramco-Gershenson Properties Trust	43,300	684,140
Westfield Group	88,400	1,011,267
		4,138,148
Single Tenant REIT – 0.27%
*National Retail Properties	35,000	1,205,750
		1,205,750
Specialty Retail – 0.47%
Gladstone Land	53,810	810,917
Home Loan Servicing Solution	57,505	1,297,312
		2,108,229
Specialty REIT – 0.22%
GLP J-REIT	1,069	975,961
		975,961
Telecommunications – 3.67%
AT&T	175,600	6,305,795
=†Century Communications	1,625,000	0
CenturyLink	22,092	765,930
KDDI	2,039	153,148
Mobile TeleSystems ADR	8,295	171,624
Telstra	171,404	803,581
Verizon Communications	138,800	6,458,363
Vivendi	53,539	1,126,840
Vodafone Group	30,489	76,590
Windstream	54,400	467,296
		16,329,167
Utilities – 2.05%
Duke Energy	37,566	2,601,446
Edison International	134,000	6,436,019
National Grid	9,158	101,374
NRG Energy	154	3,696
		9,142,535
Total Common Stock (cost $221,117,803)		262,719,069

Convertible Preferred Stock – 2.90%
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15	12,025	284,655
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	22,227	1,439,198
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	703	730,681
El Paso Energy Capital Trust I 4.75% exercise price $34.49 expiration date 3/31/28	39,900	2,283,876
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	1,753	2,013,101
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	988	1,254,760
MetLife 5.00% exercise price $44.28 expiration date 9/4/13	25,620	1,209,264
PPL 9.50% exercise price $28.80, expiration date 7/1/13	27,300	1,503,684
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	4,290	415,744
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	1,411	1,789,148
Total Convertible Preferred Stock (cost $11,656,478)		12,924,111

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.58%
Bank of America Commercial Mortgage Trust Series 2006-4 A4 5.634% 7/10/46	$1,000,000	1,130,993
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.557% 11/10/46	250,000	292,041
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/11/42	1,000,000	1,171,938
Total Commercial Mortgage-Backed Securities (cost $2,255,156)		2,594,972

Convertible Bonds – 10.99%
Basic Industry – 0.38%
*Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	1,099,000	938,958
Steel Dynamics 5.125% exercise price $17.29, expiration date 6/15/14	658,000	741,895
		1,680,853
Capital Goods – 1.16%
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	1,492,000	1,519,975
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	2,554,000	2,574,752
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19	1,037,000	1,064,869
		5,159,596
Communications – 1.46%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28 expiration date 4/27/18	2,400,000	1,690,500
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	754,000	827,515
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	1,709,000	1,713,273
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	971,000	985,565
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	546,000	1,295,726
		6,512,579
Consumer Cyclical – 1.72%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	2,433,000	1,903,823
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	1,245,000	1,353,159
International Game Technology 3.25% exercise price $19.95 expiration date 5/1/14	554,000	591,049
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	2,165,000	2,181,237
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	1,507,000	1,625,676
		7,654,944
Consumer Non-Cyclical – 1.83%
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	1,162,000	1,122,056
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	1,139,000	945,370
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	1,168,000	1,212,530
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	574,000	549,246
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	1,000,000	1,058,125
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	419,000	953,225
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	2,116,000	2,002,265
#Opko Health 144A 3.00% exercise price $7.07 expiration date 1/28/33	278,000	291,553
		8,134,370
Energy – 0.53%
Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	683,000	654,826
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	1,387,000	1,716,413
		2,371,239
Financials – 1.13%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	1,558,000	1,696,273
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	1,378,000	1,319,435
PHH 4.00% exercise price $25.80, expiration date 8/27/14	1,814,000	2,007,871
		5,023,579
Industrials – 0.31%
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	1,184,000	1,389,720
		1,389,720
Insurance – 0.18%
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42	736,000	789,360
		789,360
Technology – 2.29%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 4/30/15	987,000	948,754
#144A 6.00% exercise price $28.08, expiration date 4/30/15	660,000	634,425
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	1,141,000	1,285,051
Linear Technology 3.00% exercise price $42.07 expiration date 4/30/27	1,912,000	2,053,010
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	890,000	919,481
SanDisk 1.50% exercise price $52.37 expiration date 8/11/17	944,000	1,167,020
#TIBCO Software 144A 2.25% exercise price $50.57 expiration date 4/30/32	1,975,000	1,931,797
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	856,000	1,242,270
		10,181,808
Total Convertible Bonds (cost $46,676,319)		48,898,048

Corporate Bonds – 17.56%
Automobiles – 0.53%
American Axle & Manufacturing
7.75% 11/15/19	264,000	291,720
7.875% 3/1/17	85,000	87,763
ArvinMeritor 8.125% 9/15/15	370,000	392,663
Chrysler Group 8.25% 6/15/21	610,000	678,624
#International Automotive Components Group 144A 9.125% 6/1/18	358,000	353,525
#Jaguar Land Rover 144A
5.625% 2/1/23	280,000	287,700
8.125% 5/15/21	255,000	284,963
		2,376,958
Banking – 0.27%
•#HBOS Capital Funding 144A 6.071% 6/29/49	982,000	864,160
•Regions Financial Trust II 6.625% 5/15/47	322,000	324,415
		1,188,575
Basic Industry – 2.60%
*AK Steel 7.625% 5/15/20	218,000	195,110
#APERAM 144A 7.75% 4/1/18	275,000	272,938
ArcelorMittal 6.125% 6/1/18	784,000	846,335
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	485,000	543,199
#Essar Steel Algoma 144A 9.375% 3/15/15	204,000	197,880
#FMG Resources August 2006 144A
6.875% 2/1/18	222,000	235,598
6.875% 4/1/22	187,000	200,791
#HD Supply 144A
7.50% 7/15/20	405,000	406,519
10.50% 1/15/21	62,000	64,248
Headwaters 7.625% 4/1/19	393,000	422,475
Immucor 11.125% 8/15/19	345,000	395,025
#Ineos Group Holdings 144A 8.50% 2/15/16	823,000	840,488
#Inmet Mining 144A 8.75% 6/1/20	379,000	414,058
#JMC Steel Group 144A 8.25% 3/15/18	417,000	445,148
#Kinove German Bondco 144A 9.625% 6/15/18	310,000	342,550
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	417,000	439,935
#MacDermid 144A 9.50% 4/15/17	481,000	502,044
#Masonite International 144A 8.25% 4/15/21	460,000	514,049
#Murray Energy 144A 10.25% 10/15/15	307,000	310,070
#New Gold 144A 6.25% 11/15/22	384,000	406,080
Norcraft 10.50% 12/15/15	233,000	245,524
Nortek 8.50% 4/15/21	435,000	481,763
#Perstorp Holding 144A 8.75% 5/15/17	435,000	458,925
Rockwood Specialties Group 4.625% 10/15/20	362,000	376,028
#Ryerson 144A
9.00% 10/15/17	247,000	271,391
11.25% 10/15/18	102,000	105,060
#Sappi Papier Holding 144A 8.375% 6/15/19	455,000	511,306
#Taminco Global Chemical 144A 9.75% 3/31/20	349,000	387,390
#TPC Group 144A 8.75% 12/15/20	458,000	464,870
#U.S. Coatings Acquisition 144A 7.375% 5/1/21	265,000	275,269
		11,572,066
Capital Goods – 0.85%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	415,000	417,075
Berry Plastics
9.75% 1/15/21	215,000	249,400
10.25% 3/1/16	268,000	273,126
#BOE Merger PIK 144A 9.50% 11/1/17	174,000	185,310
#Consolidated Container 144A 10.125% 7/15/20	379,000	412,163
#Crown Americas 144A 4.50% 1/15/23	35,000	34,388
#GenCorp 144A 7.125% 3/15/21	180,000	188,100
Kratos Defense & Security Solutions 10.00% 6/1/17	362,000	401,368
Mueller Water Products 7.375% 6/1/17	204,000	211,140
Reynolds Group Issuer 9.875% 8/15/19	565,000	620,087
#Sealed Air 144A
8.125% 9/15/19	90,000	101,475
8.375% 9/15/21	252,000	288,540
#Silver II Borrower 144A 7.75% 12/15/20	400,000	417,999
		3,800,171

Communications – 1.46%
#Clearwire Communications 144A 12.00% 12/1/15	378,000	409,894
#Columbus International 144A 11.50% 11/20/14	295,000	333,719
#Digicel Group 144A
8.25% 9/30/20	200,000	214,300
10.50% 4/15/18	430,000	477,300
Equinix
4.875% 4/1/20	145,000	145,000
5.375% 4/1/23	290,000	290,000
Hughes Satellite Systems 7.625% 6/15/21	358,000	409,910
Intelsat Bermuda
11.25% 2/4/17	567,000	603,145
PIK 11.50% 2/4/17	384,469	409,459
Level 3 Communications
#144A 8.875% 6/1/19	153,000	165,814
11.875% 2/1/19	375,000	435,000
#Level 3 Financing 144A 7.00% 6/1/20	196,000	206,535
Satmex Escrow 9.50% 5/15/17	222,000	233,100
Sprint Capital 8.75% 3/15/32	211,000	248,980
Sprint Nextel
8.375% 8/15/17	333,000	387,945
9.125% 3/1/17	409,000	485,176
#Wind Acquisition Finance 144A
7.25% 2/15/18	200,000	207,000
11.75% 7/15/17	225,000	237,938
Windstream 7.50% 6/1/22	213,000	225,248
Zayo Group 10.125% 7/1/20	319,000	375,623
		6,501,086
Consumer Cyclical – 1.13%
Burlington Coat Factory Warehouse 10.00% 2/15/19	413,000	457,398
#Burlington Holdings PIK 144A 9.00% 2/15/18	80,000	80,000
#CDR DB Sub 144A 7.75% 10/15/20	451,000	458,893
CKE Restaurants 11.375% 7/15/18	120,000	140,400
Dave & Buster's 11.00% 6/1/18	321,000	363,533
^#Dave & Buster's Entertainment 144A 10.004% 2/15/16	502,000	385,913
#Landry's 144A 9.375% 5/1/20	396,000	426,690
Michaels Stores 11.375% 11/1/16	74,000	77,516
#Pantry 144A 8.375% 8/1/20	396,000	427,185
#Party City Holdings 144A 8.875% 8/1/20	430,000	469,774
Quiksilver 6.875% 4/15/15	458,000	460,289
Rite Aid 9.25% 3/15/20	384,000	432,000
Sealy Mattress 8.25% 6/15/14	392,000	393,964
#Tempur-Pedic International 144A 6.875% 12/15/20	220,000	233,200
#Wok Acquisition 144A 10.25% 6/30/20	192,000	205,680
		5,012,435
Consumer Non-Cyclical – 0.57%
#Alphabet Holding PIK 144A 7.75% 11/1/17	145,000	150,981
Dean Foods 7.00% 6/1/16	205,000	227,806
Del Monte 7.625% 2/15/19	393,000	409,703
#JBS USA 144A 8.25% 2/1/20	358,000	387,535
NBTY 9.00% 10/1/18	502,000	564,122
Smithfield Foods 6.625% 8/15/22	183,000	199,470
#Spectrum Brands Escrow 144A
6.375% 11/15/20	77,000	82,101
6.625% 11/15/22	281,000	303,480
Visant 10.00% 10/1/17	227,000	206,003
		2,531,201
Energy – 2.43%
American Petroleum Tankers Parent 10.25% 5/1/15	259,000	269,684
#Antero Resources Finance 144A 6.00% 12/1/20	450,000	469,125
#Atlas Pipeline Partners 144A 5.875% 8/1/23	120,000	119,550
Calumet Specialty Products Partners 9.375% 5/1/19	755,000	838,049
Chaparral Energy
#144A 7.625% 11/15/22	179,000	193,320
8.25% 9/1/21	426,000	481,380
Chesapeake Energy
6.125% 2/15/21	72,000	76,680
6.625% 8/15/20	315,000	346,500
Comstock Resources 7.75% 4/1/19	401,000	413,030

Copano Energy
7.125% 4/1/21	141,000	161,974
7.75% 6/1/18	187,000	197,986
Crosstex Energy
#144A 7.125% 6/1/22	166,000	175,960
8.875% 2/15/18	274,000	296,605
#Drill Rigs Holdings 144A 6.50% 10/1/17	396,000	402,930
#Genesis Energy 144A 5.75% 2/15/21	510,000	528,806
#Halcon Resources 144A 8.875% 5/15/21	432,000	466,560
#Hercules Offshore 144A 10.50% 10/15/17	555,000	604,949
#Hilcorp Energy I 144A 8.00% 2/15/20	328,000	361,620
Holly 9.875% 6/15/17	201,000	215,573
#Holly Energy Partners 144A 6.50% 3/1/20	106,000	113,950
Kodiak Oil & Gas
#144A 5.50% 1/15/21	84,000	87,045
8.125% 12/1/19	366,000	413,580
Laredo Petroleum
7.375% 5/1/22	98,000	106,820
9.50% 2/15/19	435,000	493,725
Linn Energy
6.50% 5/15/19	187,000	194,480
8.625% 4/15/20	235,000	261,144
Oasis Petroleum 7.25% 2/1/19	324,000	351,540
Offshore Group Investments 11.50% 8/1/15	162,000	176,985
#PDC Energy 144A 7.75% 10/15/22	275,000	292,188
Pioneer Drilling 9.875% 3/15/18	462,000	507,045
Range Resources 5.00% 8/15/22	370,000	380,175
#Samson Investment 144A 9.75% 2/15/20	358,000	382,613
SandRidge Energy 8.125% 10/15/22	414,000	447,638
		10,829,209
Financials – 0.40%
ETrade Financial 6.375% 11/15/19	392,000	410,620
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	593,000	554,455
International Lease Finance 5.875% 4/1/19	154,000	166,233
#Nuveen Investments 144A 9.50% 10/15/20	661,000	674,220
		1,805,528
Healthcare – 1.11%
Air Medical Group Holdings 9.25% 11/1/18	348,000	386,715
Alere
#144A 7.25% 7/1/18	202,000	212,605
9.00% 5/15/16	319,000	336,545
#Biomet 144A 6.50% 10/1/20	392,000	405,720
#CDRT Holding PIK 144A 9.25% 10/1/17	192,000	198,480
Community Health Systems
7.125% 7/15/20	217,000	234,089
8.00% 11/15/19	333,000	369,214
HealthSouth 7.75% 9/15/22	74,000	81,215
#Kinetic Concepts 144A
10.50% 11/1/18	324,000	350,730
12.50% 11/1/19	264,000	261,360
#MultiPlan 144A 9.875% 9/1/18	346,000	385,790
Radnet Management 10.375% 4/1/18	261,000	270,788
#Sky Growth Acquisition 144A 7.375% 10/15/20	592,000	613,459
#STHI Holding 144A 8.00% 3/15/18	370,000	406,075
#Truven Health Analytics 144A 10.625% 6/1/20	158,000	177,750
#VPI Escrow 144A 6.375% 10/15/20	227,000	245,444
		4,935,979
Insurance – 0.82%
•American International Group 8.175% 5/15/58	455,000	603,444
#Hub International 144A 8.125% 10/15/18	451,000	472,423
•ING Groep 5.775% 12/29/49	1,031,000	979,449
•#Liberty Mutual Group 144A 7.00% 3/15/37	443,000	454,075
#Onex USI Acquisition 144A 7.75% 1/15/21	396,000	393,525
•XL Group 6.50% 12/29/49	758,000	742,840
		3,645,756
Media – 1.41%
AMC Networks 4.75% 12/15/22	225,000	225,281
CCO Holdings 5.25% 9/30/22	392,000	387,590
#Cequel Communications Holdings 1 144A 6.375% 9/15/20	307,000	318,896
Clear Channel Communications 9.00% 3/1/21	811,000	738,009

Clear Channel Worldwide Holdings 7.625% 3/15/20	393,000	408,330
CSC Holdings 6.75% 11/15/21	295,000	323,394
#DISH DBS 144A 5.00% 3/15/23	370,000	369,075
Entravision Communications 8.75% 8/1/17	198,000	216,315
#Griffey Intermediate 144A 7.00% 10/15/20	394,000	401,880
MDC Partners 11.00% 11/1/16	532,000	589,190
#Nara Cable Funding 144A 8.875% 12/1/18	400,000	417,500
#Nexstar Broadcasting 144A 6.875% 11/15/20	391,000	410,550
#Nielsen Finance 144A 4.50% 10/1/20	73,000	72,453
#ONO Finance II 144A 10.875% 7/15/19	260,000	271,700
#Sinclair Television Group 144A 6.125% 10/1/22	207,000	222,008
#Univision Communications 144A 8.50% 5/15/21	664,000	727,910
#UPCB Finance VI 144A 6.875% 1/15/22	150,000	163,125
		6,263,206
Services – 2.07%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	215,000	231,125
10.75% 10/15/19	779,000	810,159
#ARAMARK 144A 5.75% 3/15/20	220,000	225,500
#BC Mountain 144A 7.00% 2/1/21	114,000	117,705
#Beazer Homes USA 144A 7.25% 2/1/23	35,000	35,438
Caesars Entertainment Operating 8.50% 2/15/20	379,000	370,709
#Carlson Wagonlit 144A 6.875% 6/15/19	425,000	446,250
#Cedar Fair 144A 5.25% 3/15/21	125,000	125,000
#CEVA Group 144A 8.375% 12/1/17	520,000	540,800
CityCenter Holdings PIK 10.75% 1/15/17	200,000	222,000
#DigitalGlobe 144A 5.25% 2/1/21	330,000	328,763
#H&E Equipment Services 144A 7.00% 9/1/22	354,000	389,400
Kansas City Southern de Mexico
6.125% 6/15/21	196,000	220,990
8.00% 2/1/18	207,000	228,735
M/I Homes 8.625% 11/15/18	605,000	670,037
#Mattamy Group 144A 6.50% 11/15/20	392,000	392,490
Meritage Homes 7.00% 4/1/22	77,000	85,663
MGM Resorts International 7.75% 3/15/22	187,000	206,401
NCL
#144A 5.00% 2/15/18	333,000	336,330
9.50% 11/15/18	42,000	47,040
PHH
7.375% 9/1/19	209,000	236,170
9.25% 3/1/16	196,000	229,810
Pinnacle Entertainment
7.75% 4/1/22	153,000	161,415
8.75% 5/15/20	25,000	27,031
RSC Equipment Rental 8.25% 2/1/21	345,000	392,869
Seven Seas Cruises 9.125% 5/15/19	379,000	408,373
Standard Pacific 10.75% 9/15/16	188,000	235,000
Swift Services Holdings 10.00% 11/15/18	370,000	425,500
#Taylor Morrison Communities 144A 7.75% 4/15/20	393,000	424,440
United Rentals North America
6.125% 6/15/23	72,000	75,960
7.625% 4/15/22	102,000	113,475
West 7.875% 1/15/19	424,000	445,200
		9,205,778
Technology – 1.10%
Avaya
9.75% 11/1/15	68,000	67,235
10.125% 11/1/15	368,000	363,860
CDW
8.50% 4/1/19	230,000	254,725
12.535% 10/12/17	174,000	187,703
First Data
#144A 8.25% 1/15/21	383,000	393,533
11.25% 3/31/16	407,000	404,456
#144A 11.25% 1/15/21	295,000	302,375
GXS Worldwide 9.75% 6/15/15	378,000	395,010
iGate 9.00% 5/1/16	396,000	433,125
Infor US 9.375% 4/1/19	562,000	633,655
j2 Global 8.00% 8/1/20	598,000	636,869
MagnaChip Semiconductor 10.50% 4/15/18	343,000	385,875
#Viasystems 144A 7.875% 5/1/19	410,000	429,475
		4,887,896

Utilities – 0.81%
AES
7.375% 7/1/21	319,000	362,065
8.00% 6/1/20	45,000	52,538
•#Electricite de France 144A 5.25% 12/29/49	2,000,000	1,972,753
Elwood Energy 8.159% 7/5/26	408,623	427,011
GenOn Energy 9.875% 10/15/20	392,000	452,760
Mirant Americas 8.50% 10/1/21	275,000	324,500
		3,591,627
Total Corporate Bonds (cost $73,051,752)		78,147,471

Leveraged Non-Recourse Security – 0.00%
#@tJPMorgan Fixed Income Pass Through Trust Series 2007-B 144A 0.00% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

«Senior Secured Loans – 0.63%
§@Avis Budget Car 5.375% 1/2/14	425,000	425,000
Brock Holdings III 10.00% 2/15/18	125,000	126,405
Equipower Resources Holdings Tranche 2nd Lien 10.00% 5/23/19	180,000	184,725
§@Monarch Financial Holdings Bridge Loan 1.00% 1/27/14	295,000	295,000
Rite Aid Tranche 2nd Lien 5.75% 8/3/20	510,000	524,599
Smart & Final Tranche 2nd Lien 10.50% 11/8/20	480,000	492,600
Supervalu Tranche 1st Lien 6.25% 1/10/19	455,000	461,920
WideOpenWest Finance Tranche 1st Lien 6.25% 7/17/18	283,575	287,544
Total Senior Secured Loans (cost $2,739,200)		2,797,793

	Number of
	Shares
Limited Partnerships – 0.52%
Brookfield Infrastructure Partners	25,000	991,250
Lehigh Gas Partners	64,300	1,338,083
Total Limited Partnerships (cost $2,100,756)		2,329,333

Preferred Stock – 0.57%
#Ally Financial 144A 7.00%	500	486,516
†Freddie Mac 6.02%	40,000	77,800
•GMAC Capital Trust I 8.125%	17,000	451,180
*Regions Financial 6.375%	17,000	424,660
SL Green Realty 7.625%	14,213	361,721
Vornado Realty 6.625%	28,800	729,792
Total Preferred Stock (cost $3,254,759)		2,531,669

	Principal
	Amount
Short-Term Investments – 6.77%
≠Discount Notes – 0.95%
Federal Home Loan Bank
0.12% 4/2/13	$1,822,862	1,822,766
0.125% 3/6/13	2,419,006	2,418,996
		4,241,762
Repurchase Agreements – 4.38%
Bank of America 0.12%, dated 2/28/13, to be
repurchased on 3/1/13, repurchase price $7,509,707
(collateralized by U.S. government obligations 0.00%-0.375%
7/25/13-10/15/15; market value $7,659,875)	7,509,682	7,509,682

BNP Paribas 0.15%, dated 2/28/13, to be
repurchased on 3/1/13, repurchase price $11,997,368
(collateralized by U.S. government obligations 0.00% -1.875%
5/30/13-8/31/17; market value $12,237,265)	11,997,318	11,997,318
		19,507,000
≠U.S. Treasury Obligations – 1.44%
U.S. Treasury Bills
0.04% 3/21/13	1,841,200	1,841,139
0.04% 3/28/13	1,747,113	1,747,024
0.065% 5/9/13	2,815,838	2,815,354
		6,403,517
Total Short-Term Investments (cost $30,152,339)		30,152,279

Total Value of Securities Before Securities Lending Collateral – 99.54%
(cost $394,109,562)		443,094,745

	Number of
	Shares
**Securities Lending Collateral – 0.15%
Investment Companies
Delaware Investments Collateral Fund No. 1	682,676	682,676
†@Mellon GSL Reinvestment Trust II	704,271	0
Total Securities Lending Collateral (cost $1,386,947)		682,676

Total Value of Securities – 99.69%
(cost $395,496,509)		443,777,421 ©

	Number of
	Contracts
Options Written – (0.01%)
Call Options – (0.01%)
Coach, strike price $48.00, expires 3/16/13 (MSC)	(305)	(33,550)
Research in Motion, strike price $15.00, expires 3/16/13 (MSC)	(750)	(23,250)
Total Options Written (premium received ($235,795))		(56,800)

**Obligation to Return Securities Lending Collateral – (0.31%)		(1,386,947)
«Receivables and Other Assets Net of Other Liabilities – 0.63%		2,792,220
Net Assets Applicable to 38,302,574 Shares Outstanding – 100.00%		$445,125,894

*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
•Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2013, the aggregate value of Rule 144A securities was $53,691,961, which represented 12.06% of the Fund’s net assets. See Note 6 in "Notes."
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2013.
@Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $720,000, which represented 0.16% of the Fund’s net assets. See Note 6 in “Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2013.
≠The rate shown is the effective yield at the time of purchase.
**See Note 5 in "Notes” for additional information on securities lending collateral.
©Includes $1,299,619 of securities loaned.
«Includes foreign currency valued at $76,534 with a cost of $78,049.

The following foreign currency contracts, futures contract and swap contracts were outstanding at Feb. 28, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	81,240	USD	(106,571)	3/1/13	$(499)
MNB	GBP	(93,217)	USD	141,261	3/5/13	(182)
						$(681)

Futures Contract

				Unrealized
				Appreciation
Contract to Sell	Notional Proceeds	Notional Value	Expiration Date	(Depreciation)
(70) S&P 500 EMINI	$(5,235,802)	$(5,296,550)	3/16/13	$(60,748)

Swap Contracts
CDS Contracts

					Unrealized
	Swap		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX.NA.HY.19	$2,000,000	5.00%	12/20/17	$(55,979)
GSC	CDX.NA.HY.19	5,550,000	5.00%	12/20/17	(147,603)
JPMC	CDX.NA.HY.19	9,000,000	5.00%	12/20/17	(443,117)
MSC	CDX.NA.HY.19	6,000,000	5.00%	12/20/17	(164,480)
					$(811,179)

The use of foreign currency contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
BCLY – Barclays Bank
CDS – Credit Default Swap
EUR – European Monetary Unit
GBP – British Pound Sterling
GSC – Goldman Sachs Capital
HY – High Yield
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (November 30, 2009 – November 30, 2012), and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting –Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$404,749,625
Aggregate unrealized appreciation	$56,236,289
Aggregate unrealized depreciation	(17,208,493)
Net unrealized appreciation	$39,027,796

For federal income tax purposes, at November 30, 2012, capital loss carryforwards of $145,626,126 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $90,877,076 expires in 2016 and $54,749,050 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed
Securities	$-	$2,594,972	$-	$2,594,972
Common Stock	262,719,069	-	-	262,719,069
Convertible Preferred Stock	6,537,048	6,387,063	-	12,924,111
Corporate Debt	-	129,843,312	-	129,843,312
Limited Partnerships	2,329,333	-	-	2,329,333
Preferred Stock	1,967,353	564,316	-	2,531,669
Short-Term Investments	-	30,152,279	-	30,152,279
Securities Lending Collateral	-	682,676	-	682,676
Total	$273,552,803	$170,224,618	$-	$443,777,421

Foreign Currency Contracts	$-	$(681)	$-	$(681)
Futures Contract	(60,748)	-	-	(60,748)
Options Written	(56,800)	-	-	(56,800)
Swap Contracts	$-	$(811,179)	$-	$(811,179)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

3. Unfunded Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount.

As of Feb. 28, 2013, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Avis Budget Car	$425,000
Monarch Financial Holdings	295,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Future Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $245,000 as collateral for futures contracts.

Options Contracts – During the period ended Feb. 28, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended Feb. 28, 2013 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at November 30, 2012	450	$146,999
Options written	1,360	268,827
Options expired	(305)	(33,032)
Options terminated in closing sales transactions	(450)	(146,999)
Options outstanding at February 28, 2013	1,055	$235,795

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Feb. 28, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Feb. 28, 2013, the Fund did not enter into any CDS contracts as a seller of protection. The Fund had posted $460,000 in cash collateral and received $400,000 in cash collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund's previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2013, the value of securities on loan was $1,299,619, for which cash collateral was received and invested in accordance with the Lending Agreement. At Feb. 28, 2013, the value of invested collateral was $682,676. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

6. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

February 28, 2013

	Number of
	Shares	Value
Common Stock – 95.41%
Basic Materials – 5.66%
Boise	73,400	$630,506
Buckeye Technologies	23,000	637,790
†Chemtura	33,800	680,056
†Coeur d'Alene Mines	23,900	454,339
Innophos Holdings	12,300	600,609
Kaiser Aluminum	11,600	710,384
Koppers Holdings	14,920	618,882
Materion	23,000	636,180
Neenah Paper	14,100	411,720
Stepan	5,500	336,820
		5,717,286
Business Services – 5.11%
†Cross Country Healthcare	60,800	346,560
†FTI Consulting	17,900	621,846
Kforce	53,250	774,255
McGrath RentCorp	16,580	488,944
†TeleTech Holdings	38,600	722,206
U.S. Ecology	33,080	822,700
United Stationers	27,600	999,120
†WageWorks	16,438	388,101
		5,163,732
Capital Goods – 11.16%
AAON	33,225	799,394
Acuity Brands	12,420	846,175
Applied Industrial Technologies	26,040	1,130,396
Barnes Group	30,600	814,266
†Chart Industries	12,234	887,699
†Columbus McKinnon	35,620	698,864
ESCO Technologies	16,400	665,184
†Esterline Technologies	15,800	1,089,094
Granite Construction	8,641	268,649
†Kadant	25,400	623,570
*Lufkin Industries	11,380	737,196
†MYR Group	31,900	740,399
†Rofin-Sinar Technologies	23,800	632,366
†Tetra Tech	22,900	660,894
†Titan Machinery	23,950	676,588
		11,270,734
Communication Services – 1.83%
Atlantic Tele-Network	10,684	502,148
†InterXion Holding	25,591	632,865
NTELOS Holdings	13,475	168,168
†RigNet	27,601	541,532
		1,844,713
Consumer Discretionary – 5.13%
†Express	33,900	627,150
†G-III Apparel Group	22,200	810,300
†Iconix Brand Group	45,200	1,067,624
Jones Group	19,500	225,030
†Jos. A. Bank Clothiers	18,750	778,125
Perry Ellis International	35,200	570,944
†Steven Madden	25,100	1,106,659
		5,185,832

Consumer Services – 4.40%
†AFC Enterprises	30,300	909,000
†Buffalo Wild Wings	8,120	638,963
CEC Entertainment	15,910	481,278
Cheesecake Factory	17,000	588,880
†Jack in the Box	28,980	917,506
†SHFL Entertainment	57,400	910,364
		4,445,991
Consumer Staples – 3.35%
Casey's General Stores	17,700	1,001,643
J&J Snack Foods	9,486	656,621
†Prestige Brands Holdings	29,400	699,426
†Susser Holdings	23,050	1,020,654
		3,378,344
Credit Cyclicals – 1.65%
Cooper Tire & Rubber	32,600	824,128
†Tenneco	23,900	846,777
		1,670,905
Energy – 5.05%
†Bonanza Creek Energy	23,600	798,388
Bristow Group	7,250	422,385
*†C&J Energy Services	23,800	575,960
†Carrizo Oil & Gas	27,200	638,928
†Diamondback Energy	9,110	206,888
†Key Energy Services	68,500	587,730
†Kodiak Oil & Gas	45,300	403,170
†Pioneer Energy Services	74,600	651,258
†Rosetta Resources	16,800	817,824
		5,102,531
Financials – 14.11%
American Equity Investment Life Holding	66,600	924,408
†AMERISAFE	15,000	489,300
BBCN Bancorp	43,200	534,816
†Capital Bank Financial	30,997	573,445
Cardinal Financial	48,400	771,012
City Holding	18,650	707,208
Dime Community Bancshares	43,700	620,977
Evercore Partners Class A	15,300	622,710
Flushing Financial	42,900	677,820
Home BancShares	16,000	541,600
@Independent Bank	22,300	706,687
Park National	11,100	732,378
Primerica	23,100	726,957
ProAssurance	11,360	532,670
Prosperity Bancshares	17,500	807,450
†Stifel Financial	14,200	490,468
Susquehanna Bancshares	66,600	774,558
†Texas Capital Bancshares	12,200	515,572
Trustmark	22,000	503,800
†Walter Investment Management	17,200	789,824
Webster Financial	35,600	783,912
†Western Alliance Bancorp.	32,200	428,260
		14,255,832
Healthcare – 12.10%
†Acorda Therapeutics	24,500	728,875
Air Methods	21,500	962,985
†Align Technology	30,170	948,545
†Alkermes	50,830	1,103,520
†Cepheid	9,600	349,728

CONMED	24,440	760,328
CryoLife	61,800	378,834
*†Greenway Medical Technologies	17,204	272,683
†Haemonetics	21,300	878,625
†ICON	27,600	860,016
*†Incyte	31,100	690,420
*†InterMune	42,600	377,862
†Merit Medical Systems	52,487	625,645
*†Quidel	40,800	965,736
*Spectrum Pharmaceuticals	61,900	705,660
†WellCare Health Plans	12,700	726,313
West Pharmaceutical Services	14,710	888,778
		12,224,553
Media – 1.04%
Cinemark Holdings	18,333	509,657
National CineMedia	35,550	542,138
		1,051,795
Real Estate – 5.79%
DCT Industrial Trust	114,400	830,544
DuPont Fabros Technology	36,800	852,288
EastGroup Properties	17,300	982,813
EPR Properties	16,800	819,672
LaSalle Hotel Properties	31,700	804,863
Ramco-Gershenson Properties Trust	42,800	676,240
Sovran Self Storage	14,530	884,005
		5,850,425
Technology – 15.56%
*†Amkor Technologies	95,800	387,990
Anixter International	11,350	782,242
†Applied Micro Circuits	84,900	674,955
*†Brightcove	50,700	319,410
†Cirrus Logic	22,300	536,092
†comScore	22,900	365,026
†EPAM Systems	18,721	392,767
†ExactTarget	24,933	556,006
†ExlService Holdings	13,690	414,396
†FARO Technologies	23,790	1,007,506
*j2 Global	27,200	970,496
†KEYW Holding	58,882	853,789
*†Liquidity Services	13,000	442,650
†LogMeln	17,477	312,139
†Netgear	16,910	575,786
Plantronics	16,200	653,832
*†Proofpoint	23,900	334,122
†RPX	25,159	298,134
†Semtech	32,300	987,410
†Shutterfly	18,600	805,008
†SS&C Technologies Holdings	23,332	590,533
†Synaptics	22,820	793,223
Syntel	8,500	511,360
†Trulia	4,303	102,584
†ValueClick	35,330	942,251
†Vocus	35,950	504,738
†WNS Holdings ADR	41,998	590,492
		15,704,937
Transportation – 1.48%
†Genesee & Wyoming Class A	8,900	796,728
†XPO Logistics	40,000	696,800
		1,493,528
Utilities – 1.99%
Cleco	19,600	868,280
NorthWestern	14,800	576,904
*UIL Holdings	14,516	568,447
		2,013,631
Total Common Stock (cost $76,334,356)		96,374,769

Exchange Traded Fund – 0.89%
iShares Russell 2000 Index Fund	10,000	904,600
Total Exchange Traded Fund (cost $862,480)		904,600

	Principal
	Amount
Short-Term Investments – 2.63%
≠Discount Notes – 0.60%
Federal Home Loan Bank
0.12% 4/2/13	$129,640	129,633
0.125% 3/6/13	477,512	477,510
		607,143
Repurchase Agreements – 0.45%
Bank of America 0.12%, dated 2/28/13, to be
repurchased on 3/1/13, repurchase price $172,854
(collateralized by U.S. government obligations 0.00%-0.375%
7/25/13-10/15/15; market value $176,310)	172,853	172,853

BNP Paribas 0.15%, dated 2/28/13, to be
repurchased on 3/1/13, repurchase price $276,148
(collateralized by U.S. government obligations 0.00%-1.875%
5/30/13-8/31/17; market value $281,670)	276,147	276,147
		449,000
≠U.S. Treasury Obligations – 1.58%
U.S. Treasury Bills
0.04% 3/21/13	690,108	690,085
0.04% 3/28/13	548,163	548,135
0.065% 5/9/13	359,755	359,693
		1,597,913
Total Short-Term Investments (cost $2,654,078)		2,654,056

Total Value of Securities Before Securities Lending Collateral – 98.93%
(cost $79,850,914)		99,933,425

	Number of
	Shares
**Securities Lending Collateral – 0.20%
Investment Companies
Delaware Investments Collateral Fund No. 1	198,038	198,038
†@Mellon GSL Reinvestment Trust II	203,386	0
Total Securities Lending Collateral (cost $401,424)		198,038

Total Value of Securities – 99.13%
(cost $80,252,338)		100,131,463	©
**Obligation to Return Securities Lending Collateral – (0.40%)		(401,424)
Receivables and Other Assets Net of Liabilities – 0.47%		476,810
Net Assets Applicable to 6,753,099 Shares Outstanding – 100.00%		$101,009,697

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $706,687, which represented 0.70% of the Fund’s net assets. See Note 4 in “Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $146,276 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$81,301,290
Aggregate unrealized appreciation	$21,820,066
Aggregate unrealized depreciation	(2,989,893)
Net unrealized appreciation	$18,830,173

For federal income tax purposes, at Nov. 30, 2012, capital loss carryforwards of $7,390,998 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $7,390,998 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of Feb. 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$96,374,769	$-	$-	$96,374,769
Short-Term Investments	-	2,654,056	-	2,654,056
Investment Companies	904,600	-	-	904,600
Securities Lending Collateral	-	198,038	-	198,038
Total	$97,279,369	$2,852,094	$-	$100,131,463

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund's previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2013, the value of securities on loan was $146,276, for which cash collateral was received and invested in accordance with the Lending Agreement. At Feb. 28, 2013, the value of invested collateral was $198,038. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2013. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of Feb. 28, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

February 28, 2013

	Number of
	Shares	Value
Common Stock – 95.38%
Basic Industry – 9.76%
Albemarle	296,000	$19,263,680
†Berry Plastics Group	169,866	3,264,825
†Chemtura	749,900	15,087,988
Cytec Industries	221,400	16,027,146
Fuller (H.B.)	568,800	23,246,856
Glatfelter	518,600	9,412,590
Kaiser Aluminum	300,327	18,392,025
Olin	395,500	9,159,780
Valspar	153,000	9,426,330
		123,281,220
Business Services – 1.30%
Brink's	245,300	6,488,185
United Stationers	275,218	9,962,892
		16,451,077
Capital Spending – 10.40%
Actuant Class A	513,500	15,615,535
@Altra Holdings	556,100	14,314,014
Chicago Bridge & Iron	440,900	23,627,831
†EnPro Industries	108,300	5,039,199
Gardner Denver	210,900	14,971,791
Regal Beloit	232,500	17,967,600
†United Rentals	744,500	39,763,745
		131,299,715
Consumer Cyclical – 2.95%
*Autoliv	124,100	8,088,838
Dana Holding	537,800	8,997,394
Knoll	464,000	7,897,280
†Meritage Homes	302,300	12,240,127
		37,223,639
Consumer Services – 11.85%
†Big Lots	320,500	10,672,650
Brinker International	302,700	10,104,126
Cato Class A	317,800	8,154,748
CEC Entertainment	251,600	7,610,900
Cheesecake Factory	341,800	11,839,952
†Children's Place Retail Stores	172,300	7,832,758
Finish Line Class A	551,200	9,982,232
†Genesco	123,400	7,241,112
Guess	179,800	4,978,662
†Hanesbrands	354,000	14,032,560
†Jack in the Box	83,800	2,653,108
Men's Wearhouse	254,200	7,148,104
Meredith	283,000	11,891,660
Rent-A-Center	261,800	9,498,104
Stage Stores	462,700	11,424,063
Texas Roadhouse	529,800	10,246,332
Wolverine World Wide	102,750	4,336,050
		149,647,121
Consumer Staples – 1.28%
Harris Teeter Supermarkets	376,200	16,176,600
		16,176,600
Energy – 6.71%
†Forest Oil	490,300	2,843,740
†Helix Energy Solutions Group	957,600	22,417,416
Patterson-UTI Energy	650,500	15,182,670
Southwest Gas	355,100	16,086,030
†Whiting Petroleum	579,800	28,236,260
		84,766,116

Financial Services – 19.45%
Bank of Hawaii	363,500	17,589,765
Berkley (W.R.)	132,000	5,478,000
Boston Private Financial Holdings	928,800	8,479,944
Comerica	89,155	3,065,149
@Community Bank System	618,200	17,847,434
CVB Financial	351,700	3,728,020
East West Bancorp	1,109,123	27,284,426
First Financial Bancorp	735,100	11,269,083
First Midwest Bancorp	560,500	7,006,250
Hancock Holding	625,800	18,899,160
@Independent Bank	497,700	15,772,113
@Infinity Property & Casualty	287,300	16,143,387
@NBT Bancorp	709,000	14,506,140
Platinum Underwriters Holdings	538,000	28,449,439
S&T Bancorp	338,300	6,109,698
@Selective Insurance Group	854,400	19,001,856
StanCorp Financial Group	141,200	5,621,172
Univest Corp. of Pennsylvania	15,600	258,804
Validus Holdings	272,784	9,719,294
@WesBanco	402,400	9,412,136
		245,641,270
Healthcare – 6.79%
Cooper	91,600	9,715,096
†Haemonetics	292,000	12,045,000
*Owens & Minor	334,800	10,194,660
Service Corp. International	888,000	13,799,520
STERIS	289,300	11,282,700
*Teleflex	200,200	16,007,992
Universal Health Services Class B	219,400	12,701,066
		85,746,034
Real Estate – 3.81%
†Alexander & Baldwin	341,900	12,045,137
Brandywine Realty Trust	604,837	8,316,509
Education Realty Trust	568,600	6,203,426
*Government Properties Income Trust	173,900	4,601,394
Highwoods Properties	270,000	9,855,000
Washington Real Estate Investment Trust	256,200	7,094,178
		48,115,644
Technology – 15.44%
@Black Box	201,513	4,888,705
†Brocade Communications Systems	2,065,900	11,589,699
†Cirrus Logic	689,400	16,573,176
†Compuware	1,640,900	19,050,849
†Electronics for Imaging	368,800	8,504,528
†NetScout Systems	439,100	11,166,313
†ON Semiconductor	1,901,800	15,214,400
@†Premiere Global Services	925,650	9,876,686
†PTC	762,000	17,632,680
@QAD Class A	84,559	1,103,495
@QAD Class B	20,340	244,690
†RF Micro Devices	1,275,700	5,880,977
†Synopsys	725,300	25,407,259
†Tech Data	230,500	12,230,330
†Teradyne	872,700	14,626,452
†Vishay Intertechnology	1,585,300	20,910,107
		194,900,346
Transportation – 3.21%
†Kirby	120,000	9,117,600
Matson	361,500	9,294,165
†Saia	317,900	10,214,127
Werner Enterprises	514,300	11,839,186
		40,465,078
Utilities – 2.43%
Black Hills	178,200	7,411,338
El Paso Electric	388,600	12,959,810
NorthWestern	263,800	10,282,924
		30,654,072
Total Common Stock (cost $943,157,714)		1,204,367,932

	Principal
	Amount
Short-Term Investments – 4.35%
≠Discount Notes – 1.21%
Federal Home Loan Bank
0.12% 4/2/13	$6,798,546	6,798,186
0.125% 3/6/13	8,414,028	8,413,994
		15,212,180
Repurchase Agreements – 1.25%
Bank of America 0.12%, dated 2/28/13, to be
repurchased on 3/1/13, repurchase price $6,098,004
(collateralized by U.S. government obligations 0.00%-0.375%
7/25/13-10/15/15; market value $6,219,943)	6,097,983	6,097,983

BNP Paribas 0.15%, dated 2/28/13, to be
repurchased on 3/1/13, repurchase price $9,742,057
(collateralized by U.S. government obligations 0.00%-1.875%
5/30/13-8/31/17; market value $9,936,857)	9,742,017	9,742,017
		15,840,000
≠U.S. Treasury Obligations – 1.89%
U.S. Treasury Bills
0.04% 3/21/13	9,790,523	9,790,200
0.04% 3/28/13	7,204,556	7,204,189
0.065% 5/9/13	6,930,463	6,929,271
		23,923,660
Total Short-Term Investments (cost $54,940,285)		54,939,840

Total Value of Securities Before Securities Lending Collateral – 99.73%
(cost $998,097,999)		1,259,307,772

	Number of
	Shares
**Securities Lending Collateral – 0.04%
Investment Companies
Delaware Investments Collateral Fund No. 1	483,452	483,452
†@Mellon GSL Reinvestment Trust II	372,296	0
Total Securities Lending Collateral (cost $855,748)		483,452

Total Value of Securities – 99.77%
(cost $998,953,747)		1,259,791,224	©
**Obligation to Return Securities Lending Collateral – (0.07%)		(855,748)
Receivables and Other Assets Net of Other Liabilities – 0.30%		3,772,023
Net Assets Applicable to 28,742,966 Shares Outstanding – 100.00%		$1,262,707,499

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $123,110,656, which represented 9.75% of the Fund’s net assets. See Note 4 in “Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral.
©Includes $835,703 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At Feb. 28, 2013 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$999,438,045
Aggregate unrealized appreciation	$273,445,588
Aggregate unrealized depreciation	(13,092,409)
Net unrealized appreciation	$260,353,179

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of Feb. 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,204,367,932	$-	$-	$1,204,367,932
Short-Term Investments	-	54,939,840	-	54,939,840
Securities Lending Collateral	-	483,452	-	483,452
Total	$1,204,367,932	$55,423,292	$-	$1,259,791,224

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2013, the value of securities on loan was $835,702, for which cash collateral was received and invested in accordance with the Lending Agreement. At Feb. 28, 2013, the value of invested collateral was $483,452. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of Feb. 28, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: